Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,003	$ 1,533
Accounts receivable, net	8,021	5,692
Inventories	31,442	32,874
Amounts due from related parties	50	12
Financial assets available for sales	325
Deposits, prepayments and other receivables	3,230	5,007
Total current assets	44,071	45,118
Non-current assets:
Property and equipment, net	7,218	7,720
Right-of-use assets	1,489	1,769
Deferred tax assets	8	8
Total non-current assets	8,715	9,497
TOTAL ASSETS	52,786	54,615
Current liabilities:
Accounts payable and accrued liabilities	4,781	4,413
Customer deposits	5,884	10,427
Amounts due to related parties	17,167	15,952
Bank borrowings	8,862	7,412
Lease liabilities	3,484	1,947
Income tax payable	1,007	522
Total current liabilities	41,185	40,673
Long-term liabilities:
Bank borrowings	3,175	4,914
Lease liabilities	2,114	3,670
Total long-term liabilities	5,289	8,584
TOTAL LIABILITIES	46,474	49,257
Commitments and contingencies
Shareholders’ equity
Ordinary share, par value US$0.00025, 400,000,000 shares authorized, 24,800,000 ordinary shares issued and outstanding	6	6
Additional paid-in capital	5,440	5,440
Retained earnings	1,235	257
Non-controlling interest	50
Accumulated other comprehensive loss	(419)	(345)
Total shareholders’ equity	6,312	5,358
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 52,786	$ 54,615